Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	May 31, 2026	May 31, 2025
Cash Flows from Operating Activities
Net loss	$ (3,385)	$ (3,446)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	84	100
Stock-based compensation expense	979	375
Accrued interest and other financing costs	404	369
Loss on equity accounted investments	319	302
Changes in operating assets and liabilities:
Accounts receivable and other	56	(297)
Prepaid expenses	100	(343)
Accounts payable and accrued liabilities	123	(141)
Unearned revenue	90	0
Net cash used in operating activities	(1,229)	(3,082)
Cash Flows from Investing Activities
Additions to intangible assets	(35)	(115)
Net cash used in investing activities	(35)	(115)
Cash Flows from Financing Activities
Repayment of long-term debt	0	(55)
Net cash provided by financing activities	0	(55)
Effect of exchange rate changes	(29)	27
Net decrease in cash and cash equivalents	(1,293)	(3,225)
Cash and cash equivalents, beginning of period	2,356	12,973
Cash and cash equivalents, end of period	$ 1,063	$ 9,748